UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 745 Fifth Avenue
         New York, New York  10151

13F File Number:  028-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Jacobson Paley
Title:     Managing Director and CAO
Phone:     212.224.9590

Signature, Place, and Date of Signing:

 /s/ Nancy Jacobson Paley     New York, New York/USA     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $120,344 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DIANA SHIPPING INC             COM              Y2066G104     7500   963994 SH       SOLE                   963994
GENIE ENERGY LTD               CL B             372284208      767    98712 SH       SOLE                    98712
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999  37951D201     8636   859300 SH       SOLE                   859300
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     3567    79671 SH       SOLE                    79671
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     2004   104318 SH       SOLE                   104318
NEWMONT MINING CORP            COM              651639106    16661   343464 SH       SOLE                   343464
NOVACOPPER INC                 COM              66988K102     2476  1231776 SH       SOLE                  1231776
NOVAGOLD RES INC               COM NEW          66987E206    39023  7390664 SH       SOLE                  7390664
OCEAN RIG UDW INC              SHS              Y64354205    16270  1204328 SH       SOLE                  1204328
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     9837  1175306 SH       SOLE                  1175306
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106     6347   745854 SH       SOLE                   745854
SOTHEBYS                       COM              835898107     7256   217511 SH       SOLE                   217511